LORD ABBETT SERIES FUND, INC.

Developing Growth Portfolio

Supplement dated September 14, 2020 to the

Prospectus and Statement of Additional Information dated May 1, 2020

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2001
Matthew R. DeCicco, Managing Director and Portfolio Manager	2002
Vernon T. Bice, Portfolio Manager	2011
Benjamin Ebel, Portfolio Manager	2020

The following paragraph replaces the second paragraph under “Management and Organization of the Funds – Portfolio Managers” on page 18 of the prospectus:

The team is headed by F. Thomas O’Halloran, Partner and Portfolio Manager, who joined Lord Abbett in 2001. Assisting Mr. O’Halloran are Matthew R. DeCicco, Managing Director and Portfolio Manager, who joined Lord Abbett in 1999, Vernon T. Bice, Portfolio Manager, who joined Lord Abbett in 2011, and Benjamin Ebel, Portfolio Manager, who joined Lord Abbett in 2005. Messrs. O’Halloran, DeCicco, Bice, and Ebel are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Developing Growth Portfolio[1]
F. Thomas O’Halloran	9	2,055.8	1	27.2	16	993.3[2]
Matthew R. DeCicco	10	2,057.0	1	27.2	16	993.3[2]
Vernon T. Bice	9	2,055.8	1	27.2	16	993.3[2]

1 Benjamin Ebel was added to the Fund effective September 14, 2020 and his other accounts managed will be reported in a future filing.

2 Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $96.4 million in assets.

Please retain this document for your future reference.